Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 345	$ (221)	$ 789	$ 515
Stock-based compensation - equity or cash settled	108	(16)	304	377
Stock-based compensation - cash settled only	237	(205)	485	138
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	338	(215)	769	465
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	7	12	20	40
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 0	$ (18)	$ 0	$ 10